Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On November 3, 2025, the underwriters elected to fully exercise their over-allotment option to purchase an additional 3,000,000 Units at a price of $10.00 per Unit.

The underwriters were entitled to a cash underwriting discount of $5,175,000 (2.25% of the gross proceeds of the Units sold in the Initial Public Offering). The underwriters reimbursed certain of the Company’s offering expenses amounting to $575,000.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.00% of the gross proceeds of the Initial Public Offering held in the Trust Account, $9,200,000 in the aggregate upon the completion of the Company’s Initial Business Combination subject to the terms of the underwriting agreement.

Service Provider Agreements

The Company has entered into service provider agreements with legal, advisory, accounting and other professional service providers in connection with its proposed Business Combination. Certain fees under these agreements are contractually payable upon the closing of the Business Combination. The Company recognizes the related costs as accrued expenses as the underlying services are rendered. Accrued amounts related to services performed through the reporting date are included in accrued expenses in the accompanying condensed financial statements.

Note 6 — Commitments and Contingencies

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On November 3, 2025, the underwriters elected to fully exercise their over-allotment option to purchase an additional 3,000,000 Units at a price of $10.00 per Unit.

The underwriters were entitled to a cash underwriting discount of $5,175,000 (2.25% of the gross proceeds of the Units sold in the Initial Public Offering). The underwriters reimbursed certain of the Company’s offering expenses amounting to $575,000.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.00% of the gross proceeds of the Initial Public Offering held in the Trust Account, $9,200,000 in the aggregate upon the completion of the Company’s Initial Business Combination subject to the terms of the underwriting agreement.